Subsequent Events - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	May 07, 2019	Apr. 24, 2019	Mar. 21, 2019	Mar. 12, 2019	Feb. 26, 2019	Feb. 20, 2019	Feb. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Contracted debts recognized								R$ 279,108
Number of shares purchase during acquisition								1,458,191,883	1,458,191,883	1,258,280,936
Bears interest rates	CDI + 0.90% to CDI + 1.35%
Notes and debentures issued	R$ 617,950
Maturity	April 15, 2022 to April 15, 2025
Ceming GT [member]
Disclosure of non-adjusting events after reporting period [line items]
Joint sale unit under right to sale		696,683
Joint Sale Share Percentage Under Right To Sale		5.01%
Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Refinanced costs							R$ 657
Bears interest rates					The cost of the transaction is TLP +3.16% p.a.		At a cost of CGI +2.20% p.a.
Contract amount received					R$ 200
Percentage of annual tariffs adjustment				11.12%
Percentage of decrease in annual tariffs				2.30%
Entering into significant commitments or contingent liabilities [member] | Interbank deposit certificate CDI rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Financial adjustment percentage			155.00%
Debt maturity period			6 years
Debt instrument grace period			1 year
Entering into significant commitments or contingent liabilities [member] | Ceming GT [member]
Disclosure of non-adjusting events after reporting period [line items]
Contracted debts recognized						R$ 139
Renegotiation of debt			R$ 768
Entering into significant commitments or contingent liabilities [member] | Ceming GT [member] | Interbank deposit certificate CDI rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Financial adjustment percentage						155.00%
Entering into significant commitments or contingent liabilities [member] | Ceming GT [member] | 155% of CPI rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Financial adjustment percentage						155.00%
Entering into significant commitments or contingent liabilities [member] | Light Comercializadora de Energia S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Renegotiation of debt			253
Entering into significant commitments or contingent liabilities [member] | Citibank [member]
Disclosure of non-adjusting events after reporting period [line items]
Renegotiation of debt			176
Entering into significant commitments or contingent liabilities [member] | BTG Pactual [member]
Disclosure of non-adjusting events after reporting period [line items]
Renegotiation of debt			R$ 179
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal value			R$ 14.68
Proportion of ownership of non controlling interest			50.00%
Major business combination [member] | Ceming GT [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares purchase during acquisition			7,282,036
Proportion of ownership			67.85%
Major business combination [member] | Light Energia [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership			32.15%